[As filed copy]
(Translation)
COVER PAGE
Filing Documents:	EXTRAORDINARY REPORT
Place where this Extraordinary Report is	Director-General of Kanto Local Finance Bureau
being filed:
Filing Date:	June 29, 2007
Name of the Fund:	PUTNAM U.S. GOVERNMENT INCOME TRUST
Name of the Registrant Fund:	PUTNAM U.S. GOVERNMENT INCOME TRUST
Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer
Compliance Liaison and Principal Executive
Officer
Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.
Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law
Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan
Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law
Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan
Phone Number:	03-6212-1200
Places where a copy of this Extraordinary	Not applicable.
Report is available for Public Inspection:

I. REASON FOR FILING THIS EXTRAORDINARY REPORT:

Since a change was made to the investment policy of Putnam U.S. Government Income Trust (the “Fund”), this Extraordinary Report is filed pursuant to the provisions of Article 24-5, Paragraph 4 of the Securities Exchange Law and Article 29, Paragraph 2, Item 3 of the Cabinet Office Ordinance relating to the Disclosure of the Specified Securities.

II. CONTENTS OF THE REPORTS

(1) Outline of the change

The Fund’s investment policy is amended as follows:

(The amendment is underlined.)

The Fund invests mainly in bonds that

- are securitized debt instruments and other obligations of the U.S. government, its agencies and instrumentalities

- are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage backed-bonds and

- have short to long-term maturities.

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers and securities issued by money market fund, in each case rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency or, if unrated, that the Investment Management Company determines to be of comparable quality.

(2) Effective date of change

 May 31, 2007

1

[As filed copy]
(Translation)
COVER PAGE
Filing Documents:	SEMI-ANNUAL REPORT
Place where this Semi-Annual Report is being	Director-General, Kanto Local Finance Bureau
filed:
Filing Date:	June 29, 2007
Accounting Period	During the Thirteenth Term
(From October 1, 2006 to March 31, 2007)
Name of the Fund	PUTNAM U.S. GOVERNMENT INCOME TRUST
Name of the Registrant:	PUTNAM U.S. GOVERNMENT INCOME TRUST
Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer,
Compliance Liaison and Principal Executive
Officer
Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.
Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law
Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome,
Chiyoda-ku, Tokyo 100-0005
Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law
Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome,
Chiyoda-ku, Tokyo 100-0005
Phone Number:	03-6212-1200
Places where a copy of Semi-Annual Report	Not applicable.
is available for Public Inspection:

1 STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(“Putnam U.S. Government Income Trust”) (“Fund”)

(1) Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and geographic Regions:

		(As of April 30, 2007)

Types of Assets	Name of Country	Total USD	Investment
			Ratio (%)

U.S. Government Agency Mortgages	United States	955,130,096	82.75

Collateral Mortgage Obligations	United States	326,949,920	28.33

Asset backed securities	United States	12,358,354	1.07

Purchased Options	United States	51,951,706	4.50

Short-Term Investments	United States	312,512,713	27.08

Cash, Deposit and Other Assets (After
deduction of liabilities)		(504,689,289)	(43.73)

Total		1,154,213,500	100.00

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. dollars (“USD” or “$”) into Japanese Yen is JPY119.80 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the April 27, 2007 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the “total” column is not equal to the aggregate amount. Also, simply multiplying the corresponding amount does conversion into other currencies by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

A. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month during the one-year period up to and including the end of April 2007 is as follows:

1

		Total Net Asset Value		Net Asset Value per Share

		USD (thousands)	JPY (millions)	USD	JPY

2006 End of	May	34,432	4,125	12.77	1,530
	June	34,983	4,191	12.72	1,524
	July	34,681	4,155	12.84	1,538
	August	31,348	3,755	12.98	1,555
	September	31,087	3,724	13.02	1,560
	October	30,800	3,690	13.06	1,565
	November	30,846	3,695	13.12	1,572
	December	30,476	3,651	13.07	1,566
2007 End of	January	29,649	3,552	13.02	1,560
	February	29,201	3,498	13.12	1,572
	March	28,832	3,454	13.09	1,568
	April	28,746	3,444	13.10	1,569

B. Record of Distributions Paid (Class M Shares)

Period	Amount paid per Share

(5/1/06 - 4/30/07)	USD0.563 (JPY67)

Note: Record of distribution paid during the period from May 2006 through April 2007 is as follows:

Year	Ex-dividend Date	Dividend ($)	NAV per Share ($)

2006	May 12	0.117	12.73
	Jun. 12	0.037	12.81
	Jul. 12	0.037	12.69
	Aug. 11	0.040	12.84
	Sep. 12	0.040	12.96
	Oct. 12	0.040	12.94
	Nov. 10	0.040	13.05
	Dec. 8	0.040	13.07

2007	Jan. 11	0.040	13.04
	Feb. 9	0.044	13.00
	Mar. 12	0.044	13.09
	Apr. 12	0.044	13.03

2

C. Record of Rate of Return (Class M Shares)

Period	Rate of Return (%)

(05/01/06 - 04/30/07)	5.90

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus 1.

3

2 OUTLINE OF THE FINANCIAL STATUS OF THE FUND

KPMG LLP in the U.S.A. is responsible for this part.

Translation of the following unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

- Statement of assets and liabilities (3/31/07)

- Statement of operations (six months ended 3/31/07)

- Statement of changes in net assets (3/31/07)

- Financial highlights (for a common share outstanding throughout the period)

- Notes to financial statements (3/31/07)

- Portfolio of investments (3/31/07)

4

3 Record of Sales and Repurchases (Class M Shares)

Record of sales and repurchases during the one-year period up to and including the end of April and number of outstanding shares of the Fund as of the end of April 2007 are as follows: (05/01/06 - 04/30/07)

	Number of Shares	Number of Outstanding
Number of Shares Sold	Repurchased	Shares

343,279	751,796	2,194,667
(72,200)	(344,700)	(1,825,150)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

5

4 OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

(1) Amount of Capital Stock

(as of April 30, 2007)

A. Amount of members’ equity: $52,336,433* (approx. JPY6,270 million)

*Unaudited

B. Number of authorized shares of capital stock:

Not applicable.

C. Number of outstanding shares of capital stock:

Not applicable.

(2) Summary of Business Lines and Business Operation

The end of April 2007, Investment Management Company managed, advised, and;or administered the following 105 funds and fund portfolios (having an aggregate net asset value of over $124 billion).

		(as of the end of April 2007)

Name of		Number of	Total Net Asset Value
Country	Principal Characteristics	the Funds	($ million)

			$4,205.30
U.S.A.	Closed End Type Bond Fund	10	(JPY503.8 billion)

			$34,419.13
U.S.A.	Open End Type Balanced Fund	13	(JPY4,123.4 billion)

			$30,654.79
U.S.A.	Open End Type Bond Fund	31	(JPY3,672.4 billion)

			$55,233.14
U.S.A.	Open End Type Equity Fund	51	(JPY6,616.9 billion)

			$124,512.36
		105	(JPY14,916.6)

(3) Miscellaneous

Regulatory matters and litigation

In late 2003 and 2004, The Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division (“MSD”) in connection with excessive short-term trading by certain former Putnam employees and, in the case of charges brought by the MSD, excessive short-term trading by participants in some Putnam-administered 401(k) plans. The Investment Management Company agreed to pay $193.5 million in penalties and restitution, of which $153.5 million will be distributed to certain open-end Putnam funds and their shareholders after the SEC and MSD approve a distribution plan being developed by an independent consultant. The allegations of the SEC and MSD and related matters have served as the general basis for certain lawsuits,

6

including purported class action lawsuits led against The Investment Management Company and, in a limited number of cases, against some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on The Investment Management Company’s ability to provide investment management services. In addition, The Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

In connection with a settlement between Putnam and the fund’s Trustees in September 2006, the fund received $326,527 from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, The Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on The Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the fund.

7

5 OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP in the U.S.A. is responsible for this part.

Translation of financial statements for the years ended December 31, 2006, 2005 and 2004 and independent auditors’ report are attached to the Japanese version of the Semi-annual Report.

8

[As filed copy]
(Translation)
COVER PAGE
Filing Documents:	AMENDMENT TO SECURITIES REGISTRATION
STATEMENT
Place where this Amendment to Securities	Director-General of Kanto Local Finance Bureau
Registration Statement is being filed:
Filing Date:	June 29, 2007
Name of the Registrant Fund:	PUTNAM U.S. GOVERNMENT INCOME TRUST
Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer,
Compliance Liaison and Principal Executive
Officer
Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.
Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law
Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan
Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law
Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan
Phone Number:	03-6212-1200
Name of the Fund Making Public Offering or	PUTNAM U.S. GOVERNMENT INCOME TRUST
Sale of Foreign Investment Fund Securities to
be covered by the Securities Registration
Statement:
Type and Aggregate Amount of Foreign	Up to 97.17 million Class M Shares. Up to the
Investment Fund Securities to be Publicly	total amount obtained by aggregating the
Offered or Sold to be covered by the	amounts calculated by multiplying the respective
Securities Registration Statement:	net asset value per Class M Share in respect of
97.17 million Class M Shares. (The maximum
amount expected to be sold is 1,265.15 million
U.S. dollars (JPY 151.6 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1.00=JPY119.80, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on April 27, 2007.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2007 (U.S.$13.02) by 97.17 million Class M Shares for convenience.

Places where a copy of this Amendment to   Not applicable.

Securities Registration Statement is available for Public Inspection:

I. REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

This statement amends and updates the relevant information of the Securities Registration Statement (“Original SRS”) filed on March 31, 2006 due to the fact that the aforementioned Semi-annual Report was filed today and that some information needs to be amended.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENT:

The following information in the Original SRS shall be replaced with the information under the [After Amendment] section.

The revised parts are marked with underline.

PART II. INFORMATION CONCERNING FUND

I. DESCRIPTION OF THE FUND

1 NATURE OF THE FUND

(1) Objectives and Basic Nature of the Fund:

E. Main Investment Strategies – U.S. Government Bonds

[Before Amendment]

(omitted)

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency or, if unrated, that the Investment Management Company determines to be of comparable quality.

[After Amendment]

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers and securities issued by money market fund, in each case rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency or, if unrated, that the Investment Management Company determines to be of comparable quality.

(2) Structure of the Fund

D. Investment Management Company

[Before Amendment]

(e) Amount of Capital Stock (as of January 31, 2007)

(i) Amount of Members’ Equity :

$71,036,022*

(omitted)

[After Amendment]

(e) Amount of Capital Stock (as of April 30, 2007)

(i) Amount of Members’ Equity :

$52,336,433*

*Unaudited

(omitted)

2 INVESTMENT POLICY

(2) Object of Investment

[Before Amendment]

(omitted)

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency or, if unrated, that the Investment Management Company determines to be of comparable quality.

[After Amendment]

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers and securities issued by money market fund, in each case rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency or, if unrated, that the Investment Management Company determines to be of comparable quality.

5. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio

The following information in the Original SRS shall be updated as follows:

		(As of April 30, 2007)

Types of Assets	Name of Country	Total USD	Investment
			Ratio (%)

U.S. Government Agency Mortgages	United States	955,130,096	82.75

Collateral Mortgage Obligations	United States	326,949,920	28.33

Asset backed securities	United States	12,358,354	1.07

Purchased Options	United States	51,951,706	4.50

Short-Term Investments	United States	312,512,713	27.08

Cash, Deposit and Other Assets (After
deduction of liabilities)		(504,689,289)	(43.73)

Total		1,154,213,500	100.00

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. dollars (“USD” or “$”) into Japanese Yen is JPY119.80 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the April 27, 2007 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the “total” column is not equal to the aggregate amount. Also, simply multiplying the corresponding amount does conversion into other currencies by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(3) Results of Past Operations

The following information shall be added to the Original SRS.

A. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of February 2007 to and including the end of April 2007 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD (thousands)	JPY (millions)	USD	JPY

2007 End of February	29,201	3,498	13.12	1,572
March	28,832	3,454	13.09	1,568
April	28,746	3,444	13.10	1,569

B. Record of Distributions Paid

Period	Amount paid per Share

	USD	JPY

(05/01/06 - 04/30/07)	0.563	67

Note: Record of distribution paid during April 2006 is as follows:

Year	Ex-dividend Date	Dividend ($)	NAV per Share ($)

2007	Apr. 12	0.044	13.03

C. Record of Rate of Return

Period	Rate of Return (%)

(05/01/06 - 04/30/07)	5.90

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus 1.

II FINANCIAL HIGHLIGHTS

Translation of the followings of unaudited semi-annual accounts is added to the Japanese version of the Original SRS.

- Statement of assets and liabilities (3/31/07)

- Statement of operations (six months ended 3/31/07)

- “Significant accounting policies” from Notes to financial statements 3/31/07

PART III DETAILED INFORMATION CONCERNING THE FUND

III. MANAGEMENT AND ADMINISTRATION

1 OUTLINE OF MANAGEMENT OF ASSETS, ETC.:

(5) Miscellaneous:

E. Litigation and Other Significant Events

[Before Amendment]

Regulatory matters and litigation.

The Investment Management Company has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits. The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

In connection with a settlement between Putnam and the Fund’s Trustees, the Fund received $326,527 during the period from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services. This amount is included in Fees waived and reimbursed by Manager or affiliate on the Statement of operations.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

(omitted)

[After Amendment]

In late 2003 and 2004, The Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division (“MSD”) in connection with excessive short-term trading by certain former Putnam employees and, in the case of charges brought by the MSD, excessive short-term trading by participants in some Putnam-administered 401(k) plans. The Investment Management Company agreed to pay $193.5 million in penalties and restitution, of which $153.5 million will be distributed to certain open-end Putnam funds and their shareholders after the SEC and MSD approve a distribution plan being developed by an independent consultant. The allegations of the SEC and MSD and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits led against The Investment Management Company and, in a limited number of cases, against some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on The Investment Management Company’s ability to provide investment management services. In addition, The Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

In connection with a settlement between Putnam and the fund’s Trustees in September 2006, the fund received $326,527 from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, The Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on The Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the fund.

(omitted)

IV. FINANCIAL CONDITIONS OF THE FUND

KPMG LLP in the U.S.A. is responsible for this part.

Translation of unaudited semi-annual accounts is added to the Japanese version of the Original SRS.

- Statement of assets and liabilities (3/31/07)

- Statement of operations (six months ended 3/31/07)

- Statement of changes in net assets (3/31/07)

- Financial highlights (for a common share outstanding throughout the period)

- Notes to financial statements (3/31/07)

- Portfolio of investments (3/31/07)

V Record of Sales and Repurchases

The following information shall be added to the Original SRS.

Record of sales and repurchases during the one-year period up to and including the end of May and number of outstanding shares of the Fund as of the end of April 2007 are as follows: (05/01/06 - 04/30/07)

Number of Shares Sold	Number of Shares	Number of Outstanding
	Repurchased	Shares

343,279	751,796	2,194,667
(72,200)	(344,700)	(1,825,150)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

PART IV. SPECIAL INFORMATION

I. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

2 SUMMARY OF BUSINESS LINES AND BUSINESS OPERATIONS Following information in the Original SRS shall be updated as follows:

The end of April 2007, Investment Management Company managed, advised, and, or administered the following 105 funds and fund portfolios (having an aggregate net asset value of over $124 billion).

Name of		Number of	Total Net Asset Value
Country	Principal Characteristics	the Funds	($ million)

			$4,205.30
U.S.A.	Closed End Type Bond Fund	10	(JPY503.8 billion)

			$34,419.13
U.S.A.	Open End Type Balanced Fund	13	(JPY4,123.4 billion)

			$30,654.79
U.S.A.	Open End Type Bond Fund	31	(JPY3,672.4 billion)

			$55,233.14
U.S.A.	Open End Type Equity Fund	51	(JPY6,616.9 billion)

			$124,512.36
		105	(JPY14,916.6)

3 FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP is responsible for this part.

Japanese translation of fiscal 2006, 2005 and 2004 are attached to the Japanese version of the Original SRS.

5 MISCELLANEOUS

(5) Litigation, etc.

[Before Amendment]

Regulatory matters and litigation.

The Investment Management Company has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits. The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

In connection with a settlement between Putnam and the Fund’s Trustees, the Fund received $326,527 during the period from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services. This amount is included in Fees waived and reimbursed by Manager or affiliate on the Statement of operations.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

(omitted)

[After Amendment]

In late 2003 and 2004, The Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division (“MSD”) in connection with excessive short-term trading by certain former Putnam employees and, in the case of charges brought by the MSD, excessive short-term trading by participants in some Putnam-administered 401(k) plans. The Investment Management Company agreed to pay $193.5 million in penalties and restitution, of which $153.5 million will be distributed to certain open-end Putnam funds and their shareholders after the SEC and MSD approve a distribution plan being developed by an independent consultant. The allegations of the SEC and MSD and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits led against The Investment Management Company and, in a limited number of cases, against some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on The Investment Management Company’s ability to provide investment management services. In addition, The Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

In connection with a settlement between Putnam and the fund’s Trustees in September 2006, the fund received $326,527 from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, The Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on The Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the fund.

(omitted)

II. OUTLINE OF THE OTHER RELATED COMPANIES

1 NAMES, AMOUNT OF CAPITAL AND DESCRIPTION OF BUSINESS

D. Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)

(2) Description of Business:

The following information shall be added to the Original SRS.

When the Financial Instruments and Exchange Law become effective, the following expression shall apply. “Mitsubishi UFJ Securities Co., Ltd. engages the type 1 financial instrument business under the Financial Instruments and Exchange Law.”

V. MISCELLANEOUS

The following will be added after Item (2) in the Original SRS.

3 The following expression may be stated on the inside cover, etc. of the Prospectus.

“The Law for Partial Amendment of the Securities and Exchange Law was promulgated as of June 14, 2006, the principal part of which will come into force within one year and six months from the day of such promulgation, and under which the Securities and Exchange Law will be renamed as the Financial Instruments and Exchange Law as well as its provisions will be amended. Even after the enforcement of the Financial Instruments and Exchange Law and relevant laws and regulations amended in connection with such law, unless otherwise specified, please consider the statements herein concerning the provisions relating to the Securities and Exchange Law, etc. as those concerning the provisions of old laws and regulations before the enforcement of the Financial Instruments and Exchange Law, etc.”